ACQUISITION OF SUBSIDIARIES - THE EDIBLES AND INFUSION CORPORATION - Narrative (Details) $ / shares in Units, $ in Thousands				12 Months Ended	13 Months Ended
	Dec. 21, 2021 $ / shares	Apr. 06, 2021 CAD ($) $ / shares	Nov. 12, 2020 CAD ($)	Aug. 31, 2022 CAD ($) shares	Sep. 30, 2023 CAD ($) Share shares	Aug. 31, 2021 CAD ($)
Disclosure of detailed information about business combination [line items]
Weighted average price (in CAD per share) | $ / shares	$ 10.12
Share issuance costs			$ 4,305
Contingent consideration related to revenue achievement		$ 7,000
Contingent consideration revenue achievement requirement		15,000
Contingent consideration related to EBITDA		2,500
Contingent consideration EBITDA requirement		7,000
Contingent share consideration (Notes 16 (i) and 27)		$ 5,249		$ 7,000	$ 49
Issued share capital (in shares) | shares				78,453,879	81,161,630
Liabilities				$ 69,049	$ 26,832
Unrealized gain (loss) on changes in fair value of contingent consideration				$ 2,621	3,364
Edibles and Infusion Corporation
Disclosure of detailed information about business combination [line items]
Equity interest acquired		100.00%
Equity interests of acquirer		$ 22,000			$ 6,500
Contingent consideration recognised as of acquisition date		$ 13,000
Weighted average price (in CAD per share) | $ / shares		$ 17.44
Legal fees and due diligence costs		$ 620
Acquisition costs recognized as an expense		555
Share issuance costs		65
Contingent liabilities recognised in business combination, product listing		$ 3,500
Contingent share consideration (Notes 16 (i) and 27)						$ 9,038
Issued share capital (in shares) | shares				259,798
Number of instruments or interests issued or issuable (in shares) | Share					2,621,370
Unrealized gain (loss) on changes in fair value of contingent consideration					$ 500
Edibles and Infusion Corporation | Contingent consideration
Disclosure of detailed information about business combination [line items]
Liabilities					$ 7,000
SUHM Investments Inc. And Quality Confections Corporation
Disclosure of detailed information about business combination [line items]
Equity interest acquired		100.00%